Investments (Components Of Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture		$ 114,711	$ 115,554
Other investments at cost		6	6
Undistributed earnings of investments		$ 34,400	$ 35,200
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage		50.00%	50.00%
AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	[1]	$ 55,430	$ 51,450
Equity investment, ownership percentage	[1]	17.00%
AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture		$ 47,352	53,639
Equity investment, ownership percentage		39.00%
ACSAL [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	[1]	$ 11,923	$ 10,459
Equity investment, ownership percentage	[1]	19.00%

[1]	AerDragon and ACSAL are VIEs for which we are not the PB but do have significant influence. Therefore, they are accounted for under the equity method.